                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

               Report of the Calendar Quarter Ending June 30, 2003

                       If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.                   S.E.C. File Number 28-6694
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Business Address:

45 Milk Street             Boston              MA              02109
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Street                     City                State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700
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ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations.  Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 7th day of August 2003.

                                      Appleton Partners, Inc.
                                      ------------------------------------------
                                      (Name of Institutional Investment Mgr.)


                                      /s/ Douglas C. Chamberlain
                                      ------------------------------------------
                                      By:    Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                  None

Form 13F Information Table Entry Total:             129
Form 13F Information Table Value Total:             195,288,487 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

         NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.           Form 13F file number          Name

____          ____________________          ___________________

                                       2

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                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                               AS OF June 30, 2003

                                                                                             INVESTMENT                 VOTING
                                                                                             DISCRETION                AUTHORITY
                                    TITLE                   FAIR      SHARES OR                    SHARED
                                     OF         CUSIP      MARKET     PRINCIPAL    SOLE    SHARED   OTHER     SOLE    SHARED   NONE
       NAME OF ISSUER               CLASS      NUMBER      VALUE        AMOUNT      (A)      (B)     (C)       (A)      (B)    (C)
-----------------------------      ------     ---------  -----------  ---------   -------  ------  -------    -----   ------   ----
AOL TIME WARNER                    COMMON     00184A105     556,280     34,573       X                          X
ABBOTT LABS                        COMMON     002824100     325,574      7,440       X                          X
AMERICAN EXPRESS CO                COMMON     025816109   3,191,065     76,323       X                          X
AMERICAN INTL GROUP INC            COMMON     026874107   1,958,614     35,495       X                          X
AMGEN INC                          COMMON     031162100     624,254      9,467       X                          X
APACHE CORP                        COMMON     037411105   4,769,223     73,305       X                          X
APOLLO GROUP INC CL A              COMMON     037604105   2,144,769     34,705       X                          X
APPLIED MATLS INC                  COMMON     038222105   2,192,383    138,408       X                          X
ATLAS CONSOLIDATED MNG & DEV-B     COMMON     049249303         230     76,533       X                          X
AUTOMATIC DATA PROCESSING          COMMON     053015103     230,248      6,800       X                          X
AVON PRODS INC                     COMMON     054303102   3,871,017     62,235       X                          X
BAC CAP TR IV GTD CAP SECS 5.8     PREFERR    055185201     258,100     10,000       X                          X
BANK OF AMERICA CAP TR II 02/0     PREFERR    055188205     208,164      7,600       X                          X
BISYS GROUP INC                    COMMON     055472104   1,098,985     59,825       X                          X
BP P.L.C. ADR                      COMMON     055622104     861,830     20,510       X                          X
BANK OF AMERICA CORP               COMMON     060505104   4,008,323     50,719       X                          X
BATTLE MOUNTAIN BMG 6.000% 01/     CONVERT    071593AA5      35,500     50,000       X                          X
BELLSOUTH CORP                     COMMON     079860102     256,900      9,647       X                          X
BEST BUY INC                       COMMON     086516101     561,122     12,776       X                          X
BRINKER INTL                       COMMON     109641100   3,916,995    108,745       X                          X
BRISTOL MYERS SQUIBB CO            COMMON     110122108     934,612     34,424       X                          X
CVS CORP                           COMMON     126650100   1,638,830     58,467       X                          X
CALLON PETE CO DEL COM             COMMON     13123X102      71,200     10,000       X                          X
CARLISLE COS INC                   COMMON     142339100     229,772      5,450       X                          X
CARMAX INC COM                     COMMON     143130102     265,320      8,800       X                          X
CATERPILLAR INC                    COMMON     149123101   2,418,427     43,450       X                          X

CENTEX CORP                         COMMON     152312104       1,336,043      17,175     X                    X
CHEVRONTEXACO CORPORATION           COMMON     166764100         349,953       4,847     X                    X
CISCO SYS INC                       COMMON     17275R102       3,012,831     179,442     X                    X
CITIGROUP                           COMMON     172967101       3,511,055      82,034     X                    X
COCA COLA CO                        COMMON     191216100       1,177,886      25,380     X                    X
COLGATE PALMOLIVE CO                COMMON     194162103         647,244      11,169     X                    X
CONAGRA INC                         COMMON     205887102         356,360      15,100     X                    X
CONOCOPHILLIPS                      COMMON     20825C104         258,930       4,725     X                    X
DNAPRINT GENOMICS INC COM           COMMON     23324Q103           8,200     100,000     X                    X
DISNEY (WALT) COMPANY               COMMON     254687106         592,401      29,995     X                    X
DU PONT E I DE NEMOURS              COMMON     263534109         300,558       7,218     X                    X
ECOLAB INC                          COMMON     278865100         744,704      29,090     X                    X
ELECTRONICS FOR IMAGING INC         COMMON     286082102         148,470       7,350     X                    X
ENERGAS RES INC                     COMMON     29265E108           7,000      20,000     X                    X
EXPRESS SCRIPTS INC                 COMMON     302182100         712,490      10,415     X                    X
EXXON MOBIL CORPORATION             COMMON     30231G102      10,320,390     287,396     X                    X
FANNIE MAE                          COMMON     313586109         213,110       3,160     X                    X
FEDERATED STOCK TRUST FUND          MUTUAL     313900102         245,031       8,206     X                    X
FEDERATED INVESTORS                 COMMON     314211103         541,545      19,750     X                    X
FIRST TENN NATL CORP                COMMON     337162101         912,230      20,775     X                    X
FLEETBOSTON FINANCIAL CORP          COMMON     339030108       4,189,764     141,022     X                    X
FOREST LABS INC                     COMMON     345838106       1,654,819      30,225     X                    X
GANNETT INC                         COMMON     364730101         214,300       2,790     X                    X
GENERAL ELECTRIC                    COMMON     369604103       6,829,368     238,123     X                    X
GILEAD SCIENCES INC                 COMMON     375558103         283,138       5,097     X                    X
GILLETTE CO                         COMMON     375766102       2,502,571      78,549     X                    X
HARLEY DAVIDSON INC                 COMMON     412822108         296,957       7,450     X                    X
HOME DEPOT INC                      COMMON     437076102         411,947      12,438     X                    X
ILLINOIS TOOL WKS                   COMMON     452308109         311,273       4,727     X                    X
ING GROUP 12/31/49 7.05%            PREFERR    456837202         216,400       8,000     X                    X
ING GROUP NV SERIES 7.2%            PREFERR    456837301         367,740      13,500     X                    X
INTEL CORP                          COMMON     458140100       6,239,670     299,840     X                    X
I B M                               COMMON     459200101       1,587,465      19,242     X                    X
INTUIT INC                          COMMON     461202103         819,525      18,375     X                    X
ISHARES TR MSCI EAFE INDEX          COMMON     464287465         308,684       2,850     X                    X
JOHNSON & JOHNSON                   COMMON     478160104       5,720,347     110,645     X                    X
LABORATORY CORP AMER HLDGS          COMMON     50540R409         516,771      17,140     X                    X

LEXMARK INTL INC CL A               COMMON     529771107        663,823        9,380    X                     X
LILLY, ELI AND COMPANY              COMMON     532457108      2,955,227       42,848    X                     X
LOWES COS INC                       COMMON     548661107      4,128,139       96,115    X                     X
MFS INTER INCOME TRUST SH BEN       MUTUAL     55273C107        175,680       24,000    X                     X
MASCO CORP                          COMMON     574599106      1,024,596       42,960    X                     X
MASCOTECH INC 4.500% 12/15/03       CONVERT    574670AB1         19,500       20,000    X                     X
MEDTRONIC INC                       COMMON     585055106      1,252,209       26,104    X                     X
MERCK & CO INC                      COMMON     589331107      3,813,681       62,984    X                     X
MERRILL LYNCH & CO                  COMMON     590188108      5,261,443      112,713    X                     X
ML CAPITAL TRUST 7.280% PFD         PREFERR    59021K205        598,345       21,500    X                     X
MICROSOFT CORP                      COMMON     594918104      4,328,391      168,814    X                     X
MOHAWK INDS INC                     COMMON     608190104      2,788,161       50,210    X                     X
NEWELL RUBBERMAID INC.              COMMON     651229106      3,082,100      110,075    X                     X
NOKIA CORP ADR                      COMMON     654902204        496,876       30,242    X                     X
NORTHERN TRUST CORP                 COMMON     665859104        418,080       10,050    X                     X
OFFICE DEPOT                        COMMON     676220106        429,017       29,567    X                     X
OMNICOM GROUP                       COMMON     681919106      1,475,228       20,575    X                     X
ORACLE SYS CORP                     COMMON     68389X105        328,510       27,353    X                     X
PATTERSON DENTAL CO                 COMMON     703412106        661,705       14,575    X                     X
PEPSICO INC                         COMMON     713448108      2,459,782       55,276    X                     X
PFIZER INC                          COMMON     717081103      6,100,932      178,651    X                     X
PHARMACEUTICAL PROD DEV INC         COMMON     717124101      2,475,520       86,225    X                     X
POLARIS INDS INC                    COMMON     731068102      1,371,308       22,334    X                     X
PROCTER & GAMBLE COMPANY            COMMON     742718109      3,310,540       37,122    X                     X
PULTE HOMES INC                     COMMON     745867101      3,450,185       55,955    X                     X
QLOGIC CORP                         COMMON     747277101        200,196        4,150    X                     X
QUALCOMM INC                        COMMON     747525103        478,361       13,310    X                     X
QUEST DIAGNOSTICS INC               COMMON     74834L100      2,078,285       32,575    X                     X
ROYAL BANK OF SCOTLAND 5.75% S      PREFERR    780097812        246,400       10,000    X                     X
ROYAL DUTCH PETRO                   COMMON     780257804        364,662        7,822    X                     X
SBC COMMUNICATIONS INC              COMMON     78387G103        840,314       32,889    X                     X
SPDR TR UNIT SER 1                  COMMON     78462F103        307,535        3,150    X                     X
SANMINA-SCI CORP                    COMMON     800907107        280,128       44,324    X                     X
SCHEIN HENRY INC                    COMMON     806407102        267,801        5,100    X                     X
SCHLUMBERGER LTD                    COMMON     806857108      1,595,641       33,543    X                     X
SCOTTS CO                           COMMON     810186106        742,500       15,000    X                     X
SCRIPPS (E.W)                       COMMON     811054204        720,406        8,120    X                     X

SEA CONTAINERS LTD CL A             COMMON     811371707        281,048       24,675    X                     X
SPRINT CORP 7.125 8/17/04 CONV      CONVERT    852061605        116,468       14,650    X                     X
STATE STREET CORP                   COMMON     857477103      2,488,268       63,154    X                     X
SUN MICROSYSTEMS INC                COMMON     866810104        351,549       75,602    X                     X
SYMANTEC CORP                       COMMON     871503108      2,383,215       54,275    X                     X
TARGET CORP                         COMMON     87612E106        470,351       12,430    X                     X
TELLABS INC                         COMMON     879664100         88,560       13,500    X                     X
TENET HEALTHCARE CORP               COMMON     88033G100        356,199       30,575    X                     X
TERADYNE INC                        COMMON     880770102        550,666       31,812    X                     X
TEVA PHARMACEUTICAL INDS LTD A      COMMON     881624209        468,003        8,225    X                     X
TEXAS INSTRUMENTS                   COMMON     882508104      1,135,992       64,545    X                     X
3M COMPANY                          COMMON     88579Y101        678,048        5,257    X                     X
TOLL BROTHERS                       COMMON     889478103      2,018,248       71,291    X                     X
TRIBUNE CO                          COMMON     896047107      5,619,174      116,339    X                     X
TRIPATH IMAGING INC                 COMMON     896942109        102,000       15,000    X                     X
UNITED TECHNOLOGIES CORP            COMMON     913017109      3,324,052       46,930    X                     X
VERIZON COMMUNICATIONS              COMMON     92343V104      3,279,479       83,130    X                     X
WAL MART STORES INC                 COMMON     931142103      2,914,496       54,304    X                     X
WASHINGTON MUTUAL INC               COMMON     939322103        218,890        5,300    X                     X
WELLS FARGO COMPANY                 COMMON     949746101      3,695,177       73,317    X                     X
WELLS FARGO CAP IV PFD GTD CAP      PREFERR    94976Y207        308,940       11,400    X                     X
WHOLE FOODS MKT INC                 COMMON     966837106        441,554        9,290    X                     X
WYETH PHARMACEUTICALS               COMMON     983024100      1,761,464       38,671    X                     X
YUM BRANDS INC                      COMMON     988498101        201,599        6,820    X                     X
ZIMMER HLDGS INC                    COMMON     98956P102        504,245       11,193    X                     X
J.D. WETHERSPOON PLC                COMMON     G5085Y147         53,075       13,750    X                     X
WEATHERFORD INTL LTD                COMMON     G95089101      1,376,625       32,855    X                     X
CHECK POINT SOFTWARE TECHNOLOG      COMMON     M22465104      1,808,625       92,750    X                     X
FLEXTRONICS                         COMMON     Y2573F102      2,606,363      249,891    X                     X

                                                            195,288,487